Debt securities issued (Tables)	12 Months Ended
Dec. 31, 2019
Debt Instruments Issued [Abstract]
Table of Debt Securities Issued

					Carrying amount as of
Detail	Issuance date	Nominal Value (in thousands pesos)	Maturity date	Annual Nominal Rate (*)	December 31, 2019	December 31, 2018
Class 20	08/08/2016	292,500	08/08/2019	Badlar Private + 3.23%	—	444,576
Class 22	18/11/2016	181,053	11/18/2019	Badlar Private + 3.50%	—	278,518
Class 23	27/12/2017	553,125	12/27/2019	TM20 + 3.20%	—	847,809
Class 24	27/12/2017	546,500	12/27/2020	Badlar Private + 4.25%	526,500	833,002
Class 25	08/11/2018	784,334	11/08/2020	UVA + 9.50%	1,294,040	1,317,533
Class 27	28/02/2019	1,090,000	08/28/2020	Badlar Private + 6.25%	891,000	—
Class 28	12/12/2019	1,967,150	06/12/2020	Badlar Private + 4%	1,967,150	—
Clases 26 - 28 - PSA Finance Argentina	01/02/2018	808,333	06/17/2020	Badlar Private + Fixed Rate	623,463	(a	)
Clases 2 - 4 - 5 - 6 - Volkswagen Financial Services	07/12/2018	1,735,042	02/27/2021	Badlar Private + UVA	1,673,333	(a	)
				Total Capital	6,975,486	3,721,438
				Interest accrued	343,595	83,899

				Total capital and interest accrued	7,319,081	3,805,337

(a)	The Entity gained control of the companies as of July 1, 2019, see Note 5.1.
(*)	Definitions :
BADLAR: Interest rate for time deposits of an amount superior than 1 (one) million pesos, from 30 to 35 days.
TM20: is the single arithmetic mean of interest rates for term deposits of twenty million pesos or more and thirty to thirty five day terms.
UVA: It is a unit of measure that is updated daily according to CER, based on the consumer price index.